Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash And Cash Equivalents
Shedule of Cash and Cash Equivalents
	2019	2018
	USD	USD

Bank balances and cash	19,830,771	37,351
Bank overdraft	-	(3,745,048)

Cash and cash equivalents	19,830,771	(3,707,697)

Schedule of non-cash transactions

	2019	2018
	USD	USD

Capital accruals	31,469,596	5,972,230

Purchase of property, plant and equipment financed through advances paid to contractors	8,335,236	231,571

Listing expenses (note 5)	100,122,019	-

Lease payments made by shareholders	-	2,818,714